Committments, Contingencies and Other Matters (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended					12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2011	Feb. 28, 2010	Dec. 22, 2010 Settlement Of Dispute [Member]	Dec. 31, 2010 Outstanding Accounts Payable [Member]	Feb. 28, 2011 Factoring Agreement [Member]
Operating Leases, Rent Expense, Net			$ 117,247	$ 78,872	$ 154,155	$ 138,357
Accrued Payroll Taxes	166,745		166,745		168,000	367,860		53,000
Product Liability Contingency Retention From Insurance			10,000
Product Liability Contingency Claim From Insurance			5,000,000
Number Of Sports Nutrition To Commence Litigation			200 sports nutrition		200 sports nutrition
Loss Contingency, Settlement Agreement, Consideration						96,783
Loss Contingency, Damages Paid, Value					10,000	25,000
Loss Contingency Settlement Agreement Remaining Balance						71,783
Loss Contingency Settlement Agreement Remaining Balance Including Fees and Interest							65,930
Common Stock, shares issued	1,416,605,782		1,416,605,782		605,930,613	118,649,439			13,987,393		2,187,666
Common Stock, par value (in dollars per share)	$ 0.001		$ 0.001		$ 0.001	$ 0.001			$ 0.048		$ 0.06
Common Stock Fair Value Disclosure									676,980		131,206
Gain Loss On Settlement Of Accounts Payable					65,330
Loss Contingency, Damages Sought, Value					121,500
Settlement Of Outstanding Accounts Payable Relatingto Litigation						343,314				333,666
Loss on settlement of accounts payable, debt and conversion of Series C preferred stock	$ 0	$ (627,384)	$ (2,941,826)	$ (2,542,073)	$ (3,862,458)	$ (433,400)